Brandes Small Cap Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.87%
Aerospace & Defense - 5.27%
Embraer SA Sponsored - ADR	642	$12,512
National Presto Industries, Inc.	179	15,822
		28,334
Auto Components - 1.24%
Cooper Tire & Rubber Co.	231	6,641
Banks - 4.45%
Eagle Bancorp Montana, Inc.	376	8,043
National Bankshares, Inc.	169	7,593
Northrim BanCorp, Inc.	217	8,311
		23,947
Biotechnology - 8.93%
AMAG Pharmaceuticals, Inc. (a)	270	3,286
Eagle Pharmaceuticals, Inc. (a)	179	10,754
PDL BioPharma, Inc. (a)	5,227	16,962
United Therapeutics Corp. (a)	193	16,999
		48,001
Chemicals - 2.03%
Sensient Technologies Corp.	165	10,905
Communications Equipment - 6.58%
Digi International, Inc. (a)	299	5,298
NETGEAR, Inc. (a)	747	18,309
Sierra Wireless, Inc. (a)	1,232	11,766
		35,373
Construction & Engineering - 1.47%
Orion Group Holdings, Inc. (a)	1,524	7,910
Electronic Equipment, Instruments & Components - 2.80%
Arlo Technologies, Inc. (a)	291	1,225
Avnet, Inc.	326	13,836
		15,061
Food Products - 2.75%
Cal-Maine Foods, Inc.	179	7,652
Seneca Foods Corp. - Class A (a)	175	7,138
		14,790
Health Care Equipment & Supplies - 0.74%
Invacare Corp.	441	3,978
Health Care Providers & Services - 3.93%
Patterson Companies, Inc.	272	5,570
Triple-S Management Corp. - Class B (a)	842	15,569
		21,139
Household Durables - 4.57%
CSS Industries, Inc.	912	4,022
Dorel Industries, Inc. - Class B (a)	713	3,284
Taylor Morrison Home Corp. - Class A (a)	513	11,214
Toll Brothers, Inc.	153	6,045
		24,565
Insurance - 5.55%
American National Insurance Co.	87	10,238
National Western Life Group, Inc.	52	15,126
Old Republic International Corp.	199	4,452
		29,816
Machinery - 7.88%
Briggs & Stratton Corp.	2,496	16,623
Graham Corp.	244	5,339
Hurco Companies, Inc.	213	8,171
The Greenbrier Companies, Inc.	378	12,258
		42,391
Media - 1.50%
Scholastic Corp.	210	8,074
Multi-Utilities - 0.39%
Avista Corp.	44	2,116
Oil, Gas & Consumable Fuels - 0.49%
World Fuel Services Corp.	60	2,605
Personal Products - 3.86%
Edgewell Personal Care Co. (a)	671	20,774
Pharmaceuticals - 3.43%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	1,032	7,792
Phibro Animal Health Corp.	429	10,652
		18,444
Professional Services - 3.13%
Kelly Services, Inc.	237	5,352
Resources Connection, Inc.	704	11,496
		16,848
Real Estate Management & Development - 3.38%
The St. Joe Co. (a)	917	18,184
Software - 2.20%
MicroStrategy, Inc. - Class A (a)	83	11,838
Specialty Retail - 1.08%
Rent-A-Center, Inc.	202	5,826
Textiles, Apparel & Luxury Goods - 0.85%
Movado Group, Inc.	209	4,544
Thrifts & Mortgage Finance - 1.28%
Territorial Bancorp, Inc.	222	6,869
Trading Companies & Distributors - 1.09%
Houston Wire & Cable Co. (a)	1,323	5,834
TOTAL COMMON STOCKS (Cost $420,639)		$434,807

PREFERRED STOCKS - 1.37%
Oil, Gas & Consumable Fuels - 1.37%
Chesapeake Energy Corp., 5.750%	36	$7,380
TOTAL PREFERRED STOCKS (Cost $10,591)		$7,380

	Principal
	Amount	Value
CORPORATE BONDS - 5.65%
Electric Utilities - 2.26%
PNM Resources, Inc.
3.250%, 3/9/2021	$12,000	$12,141
Household Durables - 1.86%
MDC Holdings, Inc.
5.625%, 2/1/2020	10,000	10,012
Machinery - 1.53%
Kennametal, Inc.
3.875%, 2/15/2022	8,000	8,227
TOTAL CORPORATE BONDS (Cost $30,180)		$30,380

	Shares	Value
SHORT-TERM INVESTMENTS - 8.53%
Money Market Funds - 8.53%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (b)	45,846	$45,846
TOTAL SHORT-TERM INVESTMENTS (Cost $45,846)		$45,846

Total Investments (Cost $507,256) - 96.42%		$518,413
Other Assets in Excess of Liabilites - 3.58%		19,260
TOTAL NET ASSETS - 100.00%		$537,673

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes Small Cap Value Fund
Schedule of Investments by Country
December 31, 2019 (Unaudited)

COMMON STOCKS
Brazil	2.33%
Canada	2.80%
Ireland	1.45%
United States	74.29%
TOTAL COMMON STOCKS	80.87%
PREFERRED STOCKS
United States	1.37%
TOTAL PREFERRED STOCKS	1.37%
CORPORATE BONDS
United States	5.65%
TOTAL CORPORATE BONDS	5.65%
SHORT-TERM INVESTMENTS	8.53%
TOTAL INVESTMENTS	96.42%
Other Assets in Excess of Liabilities	3.58%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.